MARKETABLE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Available-for-sale Securities	$ 52,495	$ 401
Available-for-sale Securities, Amortized Cost Basis	52,345	401
Available-for-sale Securities, Gross Unrealized Gain (Loss)	(150)	0
Credit Agricole securities [Member]
Available-for-sale Securities	14,017	401
Available-for-sale Securities, Amortized Cost Basis	14,017	401
Available-for-sale Securities, Gross Unrealized Gain (Loss)	0	0
Morgan Stanley securities [Member]
Available-for-sale Securities	38,478	0
Available-for-sale Securities, Amortized Cost Basis	38,328	0
Available-for-sale Securities, Gross Unrealized Gain (Loss)	$ (150)	$ 0